Statements Of Consolidated Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Operating revenues (Note 3)	$ 4,764	$ 4,511	$ 4,347
Operating expenses:
Wholesale transmission service	1,039	975	1,005
Operation and maintenance (Note 10)	983	925	899
Depreciation and amortization	820	786	723
Provision in lieu of income taxes (Notes 1, 4 and 10)	165	148	138
Taxes other than amounts related to income taxes	555	538	508
Total operating expenses	3,562	3,372	3,273
Operating income	1,202	1,139	1,074
Other deductions and (income) - net (Note 11)	31	33	63
Nonoperating benefit in lieu of income taxes (Note 4)	(12)	(12)	(15)
Interest expense and related charges (Note 11)	413	405	375
Net income	$ 770	$ 713	$ 651